Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Loss
Revenues	$ 20,712,000	$ 28,537,000	$ 33,879,000
Costs of revenues	(10,636,000)	(17,391,000)	(13,827,000)
Gross Profit	10,076,000	11,146,000	20,052,000
Operating (expenses) income:
Research and development	(6,308,000)	(8,917,000)	(9,861,000)
General and administrative	(28,271,000)	(23,577,000)	(25,387,000)
Selling and marketing	(18,343,000)	(17,866,000)	(16,450,000)
Other operating income		2,000	6,366,000
Gain on disposal of long-lived assets		479,000
Foreign exchange gain (loss)	(2,161,000)	(192,000)	200,000
Impairment of intangible assets		(696,000)
Total operating expenses	(55,083,000)	(50,767,000)	(45,132,000)
Loss from operations	(45,007,000)	(39,621,000)	(25,080,000)
Non-operating (expense) income:
Interest expense	(840,000)	(871,000)	(15,000)
Interest income	135,000	539,000	629,000
Other income	20,000	188,000	764,000
Change in fair value of investments	(179,000)	1,696,000	(581,000)
Impairment loss of long-term investments			(2,009,000)
Loss before income tax benefit and share of net loss in an equity investee	(45,871,000)	(38,069,000)	(26,292,000)
Income tax benefit			81,000
Net loss before share of net loss in an equity investee	(45,871,000)	(38,069,000)	(26,211,000)
Share of net loss in an equity investee	(2,187,000)	(1,189,000)	(48,000)
Net loss	(48,058,000)	(39,258,000)	(26,259,000)
Less:Loss attributable to redeemable noncontrolling interest			(2,602,000)
Accretion to redeemable noncontrolling interest redemption value			3,281,000
Deemed dividends to Wuxi LP			22,000
Net loss attributable to CASI Pharmaceuticals, Inc.	$ (48,058,000)	$ (39,258,000)	$ (26,960,000)
Net loss per share (basic) (in $ per share)	$ (2.59)	$ (2.56)	$ (2.02)
Net loss per share (diluted) (in $ per share)	$ (2.59)	$ (2.56)	$ (2.02)
Weighted average number of ordinary shares outstanding (basic)	18,538,046	15,340,277	13,360,185
Weighted average number of ordinary stock outstanding (diluted)	18,538,046	15,340,277	13,360,185
Comprehensive loss:
Net loss	$ (48,058,000)	$ (39,258,000)	$ (26,259,000)
Foreign currency translation adjustment	(11,000)	(574,000)	(1,118,000)
Total comprehensive loss	(48,069,000)	(39,832,000)	(27,377,000)
Less: Comprehensive loss attributable to redeemable noncontrolling interest			(3,223,000)
Comprehensive loss attributable to ordinary shareholders	$ (48,069,000)	$ (39,832,000)	$ (24,154,000)